Schedule of Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
2024 (9 Months)	$ 204,041
2024	69,421	$ 256,414
2025		69,421
Total undiscounted cash flows	273,462	325,835
Less: amount representing interest	(6,235)	(9,827)
Present value of operating lease liability	267,227	316,008	$ 546,022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: current portion of operating lease liability	246,880	246,880	230,014
Long-term operating lease liability	20,347	69,128	316,008
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
2024 (9 Months)	63,638
2024	87,038	84,503
2025	89,650	87,038
2026	53,199	89,650
Total undiscounted cash flows	293,525	314,390
Less: amount representing interest	(22,962)	(26,396)
Present value of operating lease liability	270,563	287,994
Less: current portion of operating lease liability	73,595	72,034
Long-term operating lease liability	196,968
2027		53,199
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: current portion of operating lease liability	73,595	72,034
Long-term operating lease liability	$ 196,968	$ 215,960